ACCRUALS AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2025
ACCRUALS AND OTHER CURRENT LIABILITIES
ACCRUALS AND OTHER CURRENT LIABILITIES

10. ACCRUALS AND OTHER CURRENT LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As of March 31,
	2025	2024
	US$’000	US$’000
Payroll payable	936	866
Payable to other services	764	934
Advance from customers	5,606	4,595
	7,306	6,395